Equity and Equity-Linked Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The Company had the following outstanding warrants and options at December 31:

	# Outstanding
Equity Instrument	December 31, 2013	December 31, 2012
Fitch/Coleman Warrants (1)	975,000	975,000
August 2009 Warrants (2)	1,070,916	1,070,916
April 2010 Warrants (3)	1,295,138	1,295,138
October 2010 Warrants (4)	1,488,839	1,488,839
Guarantor 2011 Warrants (5)	916,665	916,665
February 2012 Inducement Warrants (6)	1,180,547	1,180,547
February 2012 Aldagen Warrants (7)	2,115,596	2,115,596
February 2013 MidCap Warrants (8)	1,079,137	—
February 2013 Subordination Warrants (9)	800,000	—
February 2013 Worden Warrants (10)	250,000	—
February 2013 RDO Warrants (11)	6,363,638	—
February 2013 PA Warrants (12)	136,364	—
December 2013 Note Warrants (13)	5,047,461	—
Other warrants (14)	300,000	200,000
Options issued under the 2002 Long-Term Incentive Plan (15)	8,510,816	7,866,953
Options issued under the 2013 Equity Incentive Plan (16)	10,000	—

(1)
These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)
These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(3)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(4)
These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(5)
These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(6)
These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(7)
These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(8)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.

(9)
These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).

(10)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.

(11)
These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

(12)
These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.

(13)	These warrants were issued in connection with the December 2013 debt financing. They are voluntarily exercisable, have an exercise price of $0.68 per share, and expire on December 8, 2018.

(14)
These warrants were issued to consultants and other professional service providers in exchange for services provided. A warrant for 200,000 Common shares has an exercise price of $1.50, expires on February 24, 2014, and is vested and voluntarily exercisable. A warrant for 100,000 Common shares has an exercise price of $0.37, expires on October 15, 2015, and is voluntarily exercisable upon vesting (50% vested as of December 31, 2013 and 100% vested by February 15, 2014). There is no call provision associated with either of these warrants.

(15)	These options were issued under the Company’s 2002 Long-Term Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.

(16)	These options were issued under the Company’s 2013 Equity Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these optin.

Schedule Of Proceeds From Stock Issuances [Table Text Block]
The following table lists the sources of and the net proceeds from those issuances:

Source	# of Shares	Total Net Proceeds
Sale of shares pursuant to private offering	3,846,154	$1,911,695
Sale of shares pursuant to February 2013 equity purchase agreement	3,750,000	$1,754,565
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	43,865	$—
Issuance of shares for conversion of 4% Convertible Notes	540,000	$—
Issuance of shares for conversion of 10% Convertible Notes	5,981,859	$—
Totals	14,161,878	$3,666,260

The Company issued 13,356,469 shares of Common stock during 2013. The following table lists the sources of and the net proceeds from those issuances:

Source	# of Shares	Net Proceeds
Sale of shares pursuant to registered direct offering	9,090,911	$4,557,188
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Sale of shares pursuant to February 2013 equity purchase agreement	1,500,000	$601,944
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	390,261	$—
Issuance of shares for conversion of 4% Convertible Notes	1,600,219	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares to Class 4A Equity shareholder pursuant to June 2002 Reorganization Plan	27,000	$—
Issuance of shares in lieu of cash for consultants	37,500	$—
Other	10,578	$—
Totals	13,356,469	$5,462,132

The Company issued 38,272,094 shares of Common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

Schedule Of Stock Based Awards [Table Text Block]
The weighted-average assumptions used in the model are summarized in the following table:

	Three Months Ended March 31,
	2014	2013
Risk free rate	1.58%	0.85%
Expected years until exercise	6.3	6.0
Expected stock volatility	126%	134%
Dividend yield	—	—

Schedule Of Stock Purchase Warrants [Table Text Block]
We have the following warrants outstanding as of March 31, 2014:

Warrants outstanding at December 31, 2013	23,019,301
Warrants issued in connection with convertible bridge notes (February 2014)	232,964
Warrants issued in connection with 2014 equity placement (Anson)	2,884,615
Warrants issued in connection with 2014 Convertible Notes (Deerfield)	25,115,384
Warrants issued in connection with JP Nevada Trust Note amendment	750,000
Warrants issued in connection with 2014 Convertible Notes (agent)	1,474,615
Other warrants expired in 2014	(200,000)
Warrants outstanding at March 31, 2014	53,276,879